Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
Bretton Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Bretton Fund
Accumulated Value	$ 10,000	$ 9,348	$ 10,405	$ 12,628	$ 14,355	$ 14,431	$ 20,498	$ 18,290	$ 22,268	$ 27,855	$ 30,837
Bretton Fund | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 10,000	$ 10,399	$ 12,260	$ 14,023	$ 15,483	$ 16,645	$ 23,436	$ 20,948	$ 25,053	$ 31,204	$ 35,936